NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Nature Of Operations And Going Concern[Abstract]
Net loss and comprehensive loss	$ 301,085	$ 295,868	$ 40,742
Deficit accumulated during the exploration stage	44,187,543	43,886,458
Working capital deficiency	$ 806,964	$ 530,061